FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Expected loss of financial assets to FVOCI at beginning	R$ 301,284	R$ 393,685
Transferred to Stage 1		(1,932)
Transferred to Stage 2
Transfer from Stage 1
Transfer from Stage 2		1,932
New assets originated / (Assets settled or paid)/Remeasurement of expected credit loss	(164,400)	(92,401)
Expected loss of financial assets to FVOCI at ending	136,884	301,284
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Expected loss of financial assets to FVOCI at beginning	129,812	225,081
Transferred to Stage 1
Transferred to Stage 2
Transfer from Stage 1
Transfer from Stage 2		1,932
New assets originated / (Assets settled or paid)/Remeasurement of expected credit loss	(88,652)	(97,201)
Expected loss of financial assets to FVOCI at ending	41,160	129,812
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Expected loss of financial assets to FVOCI at beginning	6,180	1,931
Transferred to Stage 1		(1,932)
Transferred to Stage 2
Transfer from Stage 1
Transfer from Stage 2
New assets originated / (Assets settled or paid)/Remeasurement of expected credit loss	(3,201)	6,181
Expected loss of financial assets to FVOCI at ending	2,979	6,180
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Expected loss of financial assets to FVOCI at beginning	165,292	166,673
Transferred to Stage 1
Transferred to Stage 2
Transfer from Stage 1
Transfer from Stage 2
New assets originated / (Assets settled or paid)/Remeasurement of expected credit loss	(72,547)	(1,381)
Expected loss of financial assets to FVOCI at ending	R$ 92,745	R$ 165,292